UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           10/15/07
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          85
                                          -----------------
Form 13F Information Table Value Total:   $      96916
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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                                                       SUMMARY TABLE
                                                       31-Mar-07
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  1862    19900   SH       SOLE       N/A       19900
AMERICAN EXPRESS CO            COM            025816109  1501    25275   SH       SOLE       N/A       25275
AMGEN INC                      COM            031162100  874     15450   SH       SOLE       N/A       15450
APPLE COMPUTER INC             COM            037833100  2747    17900   SH       SOLE       N/A       17900
APPLIED MATLS INC              COM            038222105  513     24800   SH       SOLE       N/A       24800
AT&T INC                       COM            00206R102  2845    67250   SH       SOLE       N/A       67250
BALLARD PWR SYS INC            COM            05858H104  10       2000   SH       SOLE       N/A       2000
BANK OF AMERICA CORPORATION    COM            060505104  2659    52899   SH       SOLE       N/A       52899
BEMIS INC                      COM            081437105  367     12600   SH       SOLE       N/A       12600
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  36      9       SH       SOLE       N/A       9
BLACKBAUD INC                  COM            09227Q100  93      3700    SH       SOLE       N/A       3700
BP PLC                         SPONSORED ADR  055622104  35      500     SH       SOLE       N/A       500
CHUBB CORP                     COM            171232101  2336    43550   SH       SOLE       N/A       43550
CISCO SYS INC                  COM            17275R102  2788    84150   SH       SOLE       N/A       84150
CITIGROUP INC                  COM            172967101  39      833     SH       SOLE       N/A       833
CORNING INC                    COM            219350105  1147    46550   SH       SOLE       N/A       46550
CURRENCY SHARES EURO TR        EURO SHS       23130C108  815     5700    SH       SOLE       N/A       5700
DEVON ENERGY CORP NEW          COM            25179M103  3162    38000   SH       SOLE       N/A       38000
DISNEY WALT CO                 COM DISNEY     254687106  102     2973    SH       SOLE       N/A       2973
EBAY INC                       COM            278642103  881     22575   SH       SOLE       N/A       22575
ECOLAB INC                     COM            278865100  2192    46450   SH       SOLE       N/A       46450
EMERSON ELEC CO                COM            291011104  3847    72280   SH       SOLE       N/A       72280
ENERGEN CORP                   COM            29265N108  2159    37793   SH       SOLE       N/A       37793
EXXON MOBIL CORP               COM            30231G102  366     3951    SH       SOLE       N/A       3951
FIRST SOLAR                    COM            336433107  12       100    SH       SOLE       N/A       100
FORTUNE BRANDS INC             COM            349631101  1312    16100   SH       SOLE       N/A       16100
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  631     11900   SH       SOLE       N/A       11900
GENENTECH INC                  COM NEW        368710406  16      200     SH       SOLE       N/A       200
GILEAD SCIENCES INC            COM            375558103  832     20350   SH       SOLE       N/A       20350
GRAINGER W W INC               COM            384802104  780     8550    SH       SOLE       N/A       8550
HARLEY DAVIDSON INC            COM            412822108  256     5550    SH       SOLE       N/A       5550
HAWAIIAN HOLDINGS INC          COM            419870100  601     27700   SH       SOLE       N/A       27700
HEALTH CARE PPTY INVS INC      COM            421915109  2255    67975   SH       SOLE       N/A       67975
HEINZ H J INC                  COM            423074103  940     20350   SH       SOLE       N/A       20350
HERSHEY CO                     COM            427866108  81      1752    SH       SOLE       N/A       1752
HONDA MOTOR LTD                AMERN SHS      438128308  954     28600   SH       SOLE       N/A       28600
ICICI BANK LTD                 ADR            45104G104  1218    23100   SH       SOLE       N/A       23100
ILLINOIS TOOL WKS INC          COM            452308109  2663    44650   SH       SOLE       N/A       44650
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  58      1200    SH       SOLE       N/A       1200
ING GROEP NV                   SPONSORED ADR  456837103  1941    43800   SH       SOLE       N/A       43800
INTEL CORP                     COM            458140100  2211    85500   SH       SOLE       N/A       85500
ITRON INC                      COM            465741106  570     6125    SH       SOLE       N/A       6125
INTERNATIONAL BUSINESS MACHS   COM            459200101  1163    9871    SH       SOLE       N/A       9871
JAMBA INC                      COM            47023A101  4       500     SH       SOLE       N/A       500
JOHNSON & JOHNSON              COM            478160104  2984    45419   SH       SOLE       N/A       45419
KIMBERLY CLARK CORP            COM            494368103  14      200     SH       SOLE       N/A       200
LOGITECH INTL S A              SHS            H50430232  963     32600   SH       SOLE       N/A       32600
LOWES COS INC                  COM            548661107  821     29292   SH       SOLE       N/A       29292
MARTHA STEWART LIVING OMNIME   CL A           573083102  6       500     SH       SOLE       N/A       500
MEDTRONIC INC                  COM            585055106  2594    45982   SH       SOLE       N/A       45982
MEMC ELECTRONIC MATERIALS      COM            552715104  828     14075   SH       SOLE       N/A       14075
MICROSOFT CORP                 COM            594918104  1973    66975   SH       SOLE       N/A       66975
MILLENNIUM PHARMACEUTICALS I   COM            599902103  4       400     SH       SOLE       N/A       400
NEWELL RUBBERMAID INC          COM            651229106  81      2800    SH       SOLE       N/A       2800
NOKIA CORP                     SPONSORED ADR  654902204  1658    43700   SH       SOLE       N/A       43700
NORTHWEST NAT GAS              COM            667655104  1759    38500   SH       SOLE       N/A       38500
NUCOR CORP                     COM            670346105  2037    34250   SH       SOLE       N/A       34250
ORACLE CORP                    COM            68389X105  22      1000    SH       SOLE       N/A       1000
PEETS COFFEE & TEA INC         COM            705560100  7       250     SH       SOLE       N/A       250
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  121     1600    SH       SOLE       N/A       1600
PITNEY BOWES INC               COM            724479100  11      253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  3815    54242   SH       SOLE       N/A       54242
REGIONS FINANCIAL CORP NEW     COM            7591EP100  6       200     SH       SOLE       N/A       200
SAFEWAY INC                    COM NEW        786514208  4       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  711     16750   SH       SOLE       N/A       16750
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204  862     14700   SH       SOLE       N/A       14700
SASOL LTD                      SPONSORED ADR  803866300  1363    31700   SH       SOLE       N/A       31700
SCHERING PLOUGH CORP           COM            806605101  33      1050    SH       SOLE       N/A       1050
SCHWAB CHARLES CORP NEW        COM            808513105  71      3300    SH       SOLE       N/A       3300
SONY CORP                      ADR NEW        835699307  1375    28600   SH       SOLE       N/A       28600
SOURCEFORCE INC                COM            83616W101  0       39      SH       SOLE       N/A       39
ST JUDE MEDICAL                COM            790849103  1066    24200   SH       SOLE       N/A       24200
STARBUCKS CORP                 COM            855244109  435     16600   SH       SOLE       N/A       16600
STREETRACKS GOLD TR            GOLD SHS       863307104  978     13300   SH       SOLE       N/A       13300
STRYKER CORP                   COM            863667101  1685    24500   SH       SOLE       N/A       24500
SUNOCO INC                     COM            86764P109  2577    36404   SH       SOLE       N/A       36404
SYSCO CORP                     COM            871829107  2280    64061   SH       SOLE       N/A       64061
TARGET CORP                    COM            87612E106  2240    35230   SH       SOLE       N/A       35230
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  1010    59571   SH       SOLE       N/A       59571
UNITED PARCEL SERVICE INC      CL B           911312106  1277    17000   SH       SOLE       N/A       17000
UNITEDHEALTH GROUP INC         COM            91324P102  1095    22600   SH       SOLE       N/A       22600
VERIZON COMMUNICATIONS         COM            92343V104  1683    38015   SH       SOLE       N/A       38015
WACHOVIA CORP 2ND NEW          COM            929903102  1650    32900   SH       SOLE       N/A       32900
WALGREEN CO                    COM            931422109  2542    53800   SH       SOLE       N/A       53800
WHOLE FOODS MKT INC            COM            966837106  401     8200    SH       SOLE       N/A       8200

                                                         96916


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